SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jan. 01, 2011
Current Assets:
Cash and cash equivalents	$ 31,221	$ 179,936	$ 11,757	$ 22,714
Accounts receivable - trade, net	126,655	119,551	149,588
Inventories, net	245,578	193,343	255,793
Deferred income taxes	170	165	118
Other current assets	47,917	58,750	59,581
Assets held for sale			227,614
Total current assets	451,541	551,745	704,451
Property and Equipment, Net	224,587	238,664	254,612
Goodwill and Intangibles, Net	118,197	118,873	153,833
Deferred Income Taxes			487
Other Assets	49,027	40,722	30,623
Total Assets	843,352	950,004	1,144,006
Current Liabilities:
Short-term borrowings	4,681	4,476	148,155
Convertible Senior Notes	28,687	60,270	77,386
Accounts payable	168,849	144,060	154,747
Accrued expenses	215,001	217,346	185,165
Income taxes payable	794	805	2,402
Deferred income taxes	16	16	4,715
Liabilities held for sale			229,187
Total current liabilities	418,028	426,973	801,757
Long-Term Debt	384,841	381,569	521,722
Other Non-Current Liabilities	216,957	236,696	221,494
Deferred Income Taxes	15,724	13,752	19,018
Commitments and Contingencies.
Total Stockholders' (Deficit) Equity	(192,198)	(108,986)	(419,985)
Total Liabilities and Stockholders' (Deficit) Equity	843,352	950,004	1,144,006
Parent Company Issuer
Current Assets:
Cash and cash equivalents	18,035	144,783	3,681
Accounts receivable - trade, net	3,704	118	7
Inventories, net	807
Intercompany receivable			6,882
Other current assets	17,879	25,353	26,738
Assets held for sale			177,112
Total current assets	40,425	170,254	214,420
Property and Equipment, Net	13,916	43,123	45,083
Investments in Consolidated Subsidiaries	323,404	315,151	197,113
Intercompany Receivable	2,106		22,910
Other Assets	11,755	8,645	11,331
Total Assets	391,606	537,173	490,857
Current Liabilities:
Short-term borrowings	4,681	4,476	148,155
Convertible Senior Notes	28,687	60,270	77,386
Accounts payable	10,127	18,213	26,327
Intercompany payable	9,457	25,117
Accrued expenses	95,339	78,502	78,349
Total current liabilities	148,291	186,578	330,217
Long-Term Debt	384,841	381,569	521,722
Other Non-Current Liabilities	50,672	78,012	58,903
Total Stockholders' (Deficit) Equity	(192,198)	(108,986)	(419,985)
Total Liabilities and Stockholders' (Deficit) Equity	391,606	537,173	490,857
Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	2,086	20,302	6,630
Accounts receivable - trade, net	113,814	106,253	139,712
Inventories, net	232,406	184,109	245,635
Intercompany receivable	3,953
Other current assets	22,839	27,347	24,495
Assets held for sale			38,460
Total current assets	375,098	338,011	454,932
Property and Equipment, Net	191,106	176,967	191,009
Goodwill and Intangibles, Net	115,674	116,306	140,172
Investments in Consolidated Subsidiaries	27,983	60,482	41,500
Intercompany Receivable		2,290	2,269
Other Assets	18,317	18,106	17,308
Total Assets	728,178	712,162	847,190
Current Liabilities:
Accounts payable	152,018	112,583	129,352
Intercompany payable		1,668	10,728
Accrued expenses	113,847	125,810	96,194
Income taxes payable		195
Deferred income taxes			4,715
Total current liabilities	265,865	240,256	240,989
Other Non-Current Liabilities	153,849	145,607	146,249
Deferred Income Taxes	15,260	13,300	18,620
Total Stockholders' (Deficit) Equity	293,204	312,999	441,332
Total Liabilities and Stockholders' (Deficit) Equity	728,178	712,162	847,190
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	11,170	15,016	5,087
Accounts receivable - trade, net	9,137	13,180	9,869
Inventories, net	12,365	9,234	10,158
Deferred income taxes	170	165	118
Other current assets	7,199	6,050	8,348
Assets held for sale			227,614
Total current assets	40,041	43,645	261,194
Property and Equipment, Net	19,565	18,574	18,520
Goodwill and Intangibles, Net	2,523	2,567	13,661
Deferred Income Taxes			487
Other Assets	18,955	13,971	1,984
Total Assets	81,084	78,757	295,846
Current Liabilities:
Accounts payable	6,774	13,429	2,709
Intercompany payable	99,270	72,819	187,386
Accrued expenses	5,815	13,034	10,622
Income taxes payable	794	610	2,402
Deferred income taxes	16	16
Liabilities held for sale			444,759
Total current liabilities	112,669	99,908	647,878
Intercompany Payable	17,262	16,912	39,801
Other Non-Current Liabilities	12,436	13,077	16,342
Deferred Income Taxes	464	452	398
Total Stockholders' (Deficit) Equity	(61,747)	(51,592)	(408,573)
Total Liabilities and Stockholders' (Deficit) Equity	81,084	78,757	295,846
Eliminations
Current Assets:
Cash and cash equivalents	(70)	(165)	(3,641)
Intercompany receivable	(3,953)		(6,882)
Assets held for sale			(215,572)
Total current assets	(4,023)	(165)	(226,095)
Investments in Consolidated Subsidiaries	(351,387)	(375,633)	(238,613)
Intercompany Receivable	(2,106)	(2,290)	(25,179)
Total Assets	(357,516)	(378,088)	(489,887)
Current Liabilities:
Accounts payable	(70)	(165)	(3,641)
Intercompany payable	(108,727)	(99,604)	(198,114)
Liabilities held for sale			(215,572)
Total current liabilities	(108,797)	(99,769)	(417,327)
Intercompany Payable	(17,262)	(16,912)	(39,801)
Total Stockholders' (Deficit) Equity	(231,457)	(261,407)	(32,759)
Total Liabilities and Stockholders' (Deficit) Equity	$ (357,516)	$ (378,088)	$ (489,887)